Employee Information - Summary of Wages and Salaries and Social Security Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Information About Employees [line items]
Of which pension costs	kr 4,882	kr 5,592	kr 5,334
Employee remuneration [member]
Disclosure of Information About Employees [line items]
Wages and salaries	53,298	58,966
Social security expenses	kr 13,863	kr 17,536